CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at bank	$ 31,311	$ 29,664	$ 31,102	$ 51,047